Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Actuarial gains and losses on post-employment benefits, gross amount	€ 16	€ (80)	€ 53
Assets available for sale, gross amount	23	(4)	15
Cash flow hedges, gross amount	49	(364)	538
Net investment hedges, gross amount		65
Translation adjustment, gross amount	(180)	(1,063)	77
Other comprehensive income of associates and joint ventures, gross amount	(9)	43	(2)
Total presented in other comprehensive income, gross amount	(101)	(1,403)	681
Actuarial gains and losses on post-employment benefits, deferred tax	(23)	20	(15)
Cash flow hedges, deferred tax	(20)	123	(187)
Net investment hedges, deferred tax		(22)
Translation adjustment, deferred tax	26
Total presented in other comprehensive income, deferred tax	€ (17)	€ 121	€ (202)